Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Revenue (millions)(8)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2022	$404,982	$(20,877,170)	$1,114,059	$(1,948,838)	125.4	122.0	$51	$339
2021	398,876	10,772,637	240,810	4,119,010	462.2	151.6	43	260
2020	5,369,089	45,103,619	501,343	3,631,284	440.4	120.3	22	157
(1)
This column represents the amount of total compensation reported for Mr. Wang (our Chief Executive Officer and President) for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(2)
This column represents the amount of “compensation actually paid” to Mr. Wang, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wang’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$404,982	—	$(21,282,152)	$(20,877,170)
2021	398,876	—	10,373,761	10,772,637
2020	5,369,089	(4,963,675)	44,698,205	45,103,619
(a)
This column represents the amount of total compensation reported for Mr. Wang for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table in this Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Option Awards” column in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for Mr. Wang for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

The amounts added or subtracted to determine the adjusted amount for our PEO are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$—	$(20,822,246)	$—	(459,906)	$—	$—	(21,282,152)
2021	—	10,247,543	—	126,218	—	—	10,373,761
2020	19,138,662	2,107,887	19,623,384	3,828,272	—	—	44,698,205
For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Wang) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2021, 2020, Mark McKechnie, Jian Wang, Lisa Feng, and Fuping Chen.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wang) for each year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,114,059	(841,952)	(2,220,945)	(1,948,838)
2021	240,810	—	3,878,200	4,119,010
2020	501,343	(271,674)	3,401,615	3,631,284
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Wang) for that year.

The amounts added or subtracted to determine the adjusted average amount for our non-PEO NEOs are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$114,399	$(2,004,595)	$46,109	$(376,858)	$—	$—	$(2,220,945)
2021	—	3,642,539	—	235,661	—	—	3,878,200
2020	511,921	1,995,921	—	893,773	—	—	3,401,615
(5)
This column represents cumulative Company total stockholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: the Russell 1000 index.
(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Wang) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2021, 2020, Mark McKechnie, Jian Wang, Lisa Feng, and Fuping Chen.

Peer Group Issuers, Footnote [Text Block]
(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: the Russell 1000 index.

PEO Total Compensation Amount	$ 404,982	$ 398,876	$ 5,369,089
PEO Actually Paid Compensation Amount	$ (20,877,170)	10,772,637	45,103,619
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
This column represents the amount of “compensation actually paid” to Mr. Wang, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wang’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$404,982	—	$(21,282,152)	$(20,877,170)
2021	398,876	—	10,373,761	10,772,637
2020	5,369,089	(4,963,675)	44,698,205	45,103,619
(a)
This column represents the amount of total compensation reported for Mr. Wang for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table in this Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Option Awards” column in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for Mr. Wang for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

The amounts added or subtracted to determine the adjusted amount for our PEO are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$—	$(20,822,246)	$—	(459,906)	$—	$—	(21,282,152)
2021	—	10,247,543	—	126,218	—	—	10,373,761
2020	19,138,662	2,107,887	19,623,384	3,828,272	—	—	44,698,205
For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,114,059	240,810	501,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,948,838)	4,119,010	3,631,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wang) for each year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,114,059	(841,952)	(2,220,945)	(1,948,838)
2021	240,810	—	3,878,200	4,119,010
2020	501,343	(271,674)	3,401,615	3,631,284
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Wang) for that year.

The amounts added or subtracted to determine the adjusted average amount for our non-PEO NEOs are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$114,399	$(2,004,595)	$46,109	$(376,858)	$—	$—	$(2,220,945)
2021	—	3,642,539	—	235,661	—	—	3,878,200
2020	511,921	1,995,921	—	893,773	—	—	3,401,615

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative Company TSR
The following chart shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s cumulative TSR over the three most recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation S-K:

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Company Net Income
The following chart shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEO’s versus the Company’s net income during the three most-recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation S-K:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Company Revenue
The following chart shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s revenue during the three most-recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation S-K:

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following chart shows the cumulative TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, versus the TSR of the Company’s Peer Group (the Russell 1000 index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Consolidated Fiscal Year Revenue

Total Shareholder Return Amount	$ 125.4	462.2	440.4
Peer Group Total Shareholder Return Amount	122	151.6	120.3
Net Income (Loss)	$ 51,000,000	$ 43,000,000	$ 22,000,000
Company Selected Measure Amount	339,000,000	260,000,000	157,000,000
PEO Name	Mr. Wang	Mr. Wang	Mr. Wang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Fiscal Year Revenue
PEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (4,963,675)
PEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,282,152)	10,373,761	44,698,205
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	19,138,662
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,822,246)	10,247,543	2,107,887
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	19,623,384
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(459,906)	126,218	3,828,272
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(841,952)	0	(271,674)
Non-PEO NEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,220,945)	3,878,200	3,401,615
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,399	0	511,921
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,004,595)	3,642,539	1,995,921
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,109	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(376,858)	235,661	893,773
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0